Annual Fund Operating Expenses (American Blue Chip Income and Growth Trust)	12 Months Ended
	May 01, 2011
Series I, American Blue Chip Income and Growth Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.42%
Distribution and service (12b-1) fees	0.60%
Other Expenses	0.06%
Total fund operating expenses	1.08%
Series II, American Blue Chip Income and Growth Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.42%
Distribution and service (12b-1) fees	0.75%
Other Expenses	0.06%
Total fund operating expenses	1.23%
Series III, American Blue Chip Income and Growth Trust
Operating Expenses:
Share Class	Series III	[1]
Management fee	0.42%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.06%
Total fund operating expenses	0.73%

[1]	The table reflects the combined fees of the feeder fund and the master fund.